Schedule of Investments
August 31, 2023 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 74.43%

Agricultural Chemicals - 2.08%
Nutrien Ltd. (Canada)			1,750	110,810

Agricultural Services - 2.78%
Calavo Growers, Inc.			4,500	148,320

Arrangement of Transportation, Freight & Cargo - 2.95%
C.H. Robinson Worldwide, Inc.			1,750	158,253

Beverages - 1.81%
Ambev SA ADR (2)			35,000	96,950

Crude Petroleum & Natural Gas - 1.34%
GeoPark Ltd. (Colombia)			7,500	71,925

Electromedical & Electrotherapeutic Apparatus - 3.42%
Medtronic PLC (Ireland)			2,250	183,375

Gold and Silver Ores - 5.08%
Agnico Eagle Mines Ltd.			4,000	194,040
Silvercorp Metals, Inc.			30,000	78,000

				272,040

Industrial Inoragnic Chemicals - 3.03%
Air Products & Chemicals, Inc.			550	162,520

Insurance Agents, Brokers & Services - 1.83%
BB Seguridade Participacoes SA ADR			16,000	98,080

Manufacture of Other Food Products - 3.88%
Orkla ASA ADR (2)			27,000	207,900

Mineral Royalty Traders - 2.93%
Royal Gold, Inc.			1,400	156,926

Miscellaneous Manufacturing Industries - 3.00%
Amcor PLC (Switzerland)			16,500	160,710

Ordnance & Accessories (No Vehicles/Guided Missiles) - 3.13%
Sturm Ruger & Co., Inc.			3,250	167,635

Petroleum Refining - 3.42%
Equinor ASA ADR			6,000	183,420

Radiotelephone Communications - 1.69%
Mobile TeleSystems PJSC ADR (2)			10,000	0
SK Telecom Co. Ltd. ADR			4,500	90,360

				90,360

Retail - Eating Places- 2.69%
Cracker Barrel Old Country Store, Inc.			1,750	144,252

Search, Detection, Navigation, Guidance, Aeronautical Systems & Instruments - 2.97%
Garmin Ltd. (Switzerland)			1,500	159,030

Semiconductors & Related Devices - 7.13%
ChipMOS Technologies, Inc. ADR			4,000	95,240
Intel Corp.			5,500	193,270
Taiwan Semiconductor Manufacturing Co. ADR			1,000	93,570

				382,080

Services - Business Services - 6.12%
eBay, Inc.			4,250	190,315
MercadoLibre, Inc. (Argentina) (2)			100	137,236
Qiwi PLC ADR (2)			10,000	0

				327,551

Services - Personal Services - 3.45%
Carriage Services, Inc. (2)			6,000	184,920

Surgical & Medical Instruments & Apparatus - 3.49%
3M Co.			1,750	186,672

Switchgear & Switchboard Apparatus - 2.83%
ABB Ltd. ADR (2)			4,000	151,640

Telephone Communications - 3.38%
Telenor ASA ADR			17,000	181,050

Total Common Stock			(Cost $ 4,408,233)	3,986,419

Money Market Registered Investment Companies - 22.14%

Fidelity Investments Money Market Government Portfolio - Class I 5.21% (3)			104,278	104,278
First American Government Obligations Fund Class X - 5.25% (3)			1,081,561	1,081,561

Total Money Market Registered Investment Companies			(Cost $ 1,185,839)	1,185,839

Options Purchased - 3.24%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI Emerging Markets ETF, December 20, 2024, Put @ $35.00	220	12/20/2024	770,000	39,270
SPDR S&P 500 ETF Trust, December 20, 2024, Put @ $400.00	95	12/20/2024	3,800,000	134,140

Total Options (Cost $ 176,425)	315		4,570,000	173,410

Total Investments - 99.81%			(Cost $ 5,770,497)	5,345,668

Other Assets less Liabilities - .19%				10,040

Total Net Assets - 100.00%				5,355,708

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,172,258	$0
Level 2 - Other Significant Observable Inputs			173,410	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,345,668	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2023.